Angel Oak Mortgage Trust 2023-5 ABS-15G

Exhibit 99.18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
XXX	2023050410	xxx	1	1	1	1	Verified reserves - XXX months; Low DTI - XXX; Low LTV/CLTV/HCLTV - XXX LTV;	APP XXX Missing xxx - Missing xxx documentation for Primary property XXX XXX XXX. Per XXX, it appears new loan opened with XXX XXX, Balance XXX and payment XXX XXX XXX Payoff in file p.XXX - XXX Lender provided evidence of new fianancing w/PITI

XXX	2023050411	xxx	2	2	1	1				Verified reserves - Per guidelines, required assets are X months PITIA plus XXX of aggregate balance for XXX financed properties. XXX months of reserves verified in file.; Verified credit history - Per guidelines, minimum FICO is XXX, borrower's verified FICO is XXX;	GIDE XXX Guideline Exception(s) - Guideline exception request granted by lender. With subject loan, total exposure of @XXX exceeds maximum of XXX., Client Comment: EVX Guideline exception request granted by lender. With subject loan, total exposure of @XXX exceeds maximum of XXX.
XXX	2023050409	xxx	1	1	1	1	Low LTV/CLTV/HCLTV - Borrower LTV/CLTV/ is XXX.;	COMP XXX Missing - Missing xxx - XXX Exception fired in error, upon resubmission exception cleared.

DEED XXX Missing xxx - Missing pages of xxx including, but not limited to Legal Description. File contained page X of xxx document and PUD Rider. - Lender provided a copy of the legal description.

TRID XXX Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed   - The Seller Credits disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure.  The Did this Change indicator should reflect that the amount has not changed. - XXX Exception fired in error, upon resubmission exception cleared.

TRID XXX Missing xxx and a valid xxx for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Amount of specific lender credits (lender paid fees) has decreased without a COC or off-setting general lender credit. --

The sum of non-specific (lump sum) lender credits and specific lender credits (XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, (XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XXX CFR XXXe)(X)(i) and comments XXX(e)(X)(i)-X and -X; XXX CFR XXX(g)(X); XXX CFR XXX(h)). - XXX Exception fired in error, upon resubmission exception cleared.

TRID XXX xxx Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (XXX CFR XXX(i)(X)(iii))  - The Deposit disclosed on the Calculating xxx table has changed from the xxx ($XXX) to the Final Amount on the Closing Disclosure ($-XXXXX).  The Did this Change indicator should reflect that the amount has changed. - XXX Exception fired in error, upon resubmission exception cleared.

XXX	2023050413	xxx	1	1	1	1				Verified reserves - XXX months reserves verified; ; Verified credit history - High FICO XXX;
XXX	2023050414	xxx	2	2	1	1				Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of X mos.; Low LTV/CLTV/HCLTV - LTV/CLTV is XXX with a max allowed of XXX.;	GIDE XXX Guideline Exception(s) - Borrower does not have history of owning and managing rental property and does not own a primary residence . (Lender Acknowledgment pg XXX), Client Comment: Lender Acknowledged Exception
XXX	2023050415	xxx	1	1	1	1				Verified reserves - XXX months reserves; XXX months were required. ; Established credit history - XXX mid credit scores; XXX year credit depth, excellent payment history includes X AA mortgages;
XXX	2023050412	xxx	1	1	1	1	Net tangible benefit - Borrower received XXX cash in hand after closing ; Low LTV/CLTV/HCLTV - XXX LTV; Verified reserves - XXX months reserves verified.;	INS XXX Missing Sufficientxxx- Missing replacement cost calculator, xxx is not sufficient. The xxx reflects xxx at replacement cost up to XXX (p. XXX & XXX). The Appraisal reflects Estimated Cost New is XXX (p. XXX & XXX). The loan amount is XXX. - XXX Lender provided documentation from insurer that guarantees XXXX replacement value in policy coverage.

XXX	2023050416	xxx	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is XXX on refinance transaction.; Verified credit history - Borrowers have XXX qualifying credit score with XXXmo good mortgage payment history.;
XXX	2023050417	xxx	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is XXX; Established credit history - FICO XXX with XXX mortgage payment history.;
XXX	2023050418	xxx	1	1	1	1				Verified reserves - X months reserve required XXX months verified; Verified employment history - Over XXX years verified of XXX business;			DEED XXX Missing xxx - Missing xxx in loan file - XXX - Lender provided a copy of the xxx.
XXX	2023050426	xxx	1	1	1	1				Verified reserves - Borrower has XXX months verified reserves.; Verified credit history - Borrower has FICO XXX with XXX.;			DEED XXX Missing xxx - xxx not provided in file. - XXX - Lender provided copy of xxx/xxx.
XXX	2023050425	xxx	2	2	1	1	Low DTI - XXX;	GIDE XXX Guideline Exception(s) - Guideline exception for gift of equity for LTV > XXX. Per XXX XXX guidelines gift of equity allowed for LTV equal to or less than XXX. Lender exception in file pg XXX.
											, Client Comment: EVX lender exception in file.
XXX	2023050419	xxx	1	1	1	1				Verified reserves - XXX months reserves; X months were required;
XXX	2023050427	xxx	1	1	1	1				Verified reserves - Per guidelines, X months reserves are required. XXX months of verified reserves in file.; Low DTI - Verified DTI of XXX.;
XXX	2023050428	xxx	1	1	1	1				Verified reserves - XXX months reserves, minimum X mos required.; Low LTV/CLTV/HCLTV - LTV is XXX on refinance. ;
XXX	2023050424	xxx	1	1	1	1				Verified reserves - Borrower has XXX Months of liquid reserves, post closing.; Verified credit history - Borrower has XXX qualifying FICO with good payment history.;			APP XXX Discrepancy between XXX and documentation stated and/or verified in file - HMDA information not complete on initial or final XXX. - XXX Updated XXX provided.
XXX	2023050420	xxx	1	1	1	1	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.

XXX DTI is XXX lower than XXX maximum.

; Low DTI - XXX DTI is XXX lower than XXX maximum.

; Verified reserves - XXX.X months verified reserves exceed required xxx months for subject. ;	CRED XXX xxx is Insufficient - Missing LOE from CPA use of business assets for CTC and reserves will not affect the business as required by guidelines on page X. - XXXX owner

CRED XXX xxx Documentation is Insufficient - Missing copy of  Used to Qualify Disclosure signed at closing per guidelines on page XXX. - XXX Lender provided affirmation

XXX	2023050533	xxx	2	2	1	1	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Low DTI - XXX DTI is XXX lower than XXX maximum. ;	CRED XXX Missing xxx- xxx completed by owner of rental property on page XXX from XXX to current. Prior lived at home and paid no rent. LOE from Landlord states always paid rent in cash and they were providing a receipt for months xxx totaling XXX. Missing receipt provided. Lender approved exception request for FTHB housing history standard requirements not met on page XXX. See GIDE XXX for rationale., Client Comment: XXX Investor acknowledged exception.

GIDE XXX Guideline Exception(s) - Borrowers payment shock of XXX (XXX) exceeds maximum of XXX for FTHB with >XXX DTI (XXX) as per guidelines on page XXX. FTHB housing history standard requirements not met. Lender approved exception request on page XXX. Lender approved exception based on: X yrs credit depth, XXX revolving credit utilization, all paid as agreed, solid dti, X months reserves., Client Comment: XXX Investor acknowledged exception.

CRED XXX xxx is Insufficient - Missing verification that sufficient funds available in xxx Bank XXX to cover XXX CTC wired to title company on XXX on page XXX. Statement for period XXX verifies a balance of XXX. Short by XXX. Updated balances subject to re-verification that sufficient funds are available for required X months reserves of XXX., Client Comment: XXX Investor acknowledged exception.

CRED XXX LTV Exceeds Max Allowed - XXX LTV exceeds XXX maximum for FTHB as per guidelines on page X. Lender approved exception request in file on page XXX. See GIDE XXX for rationale., Client Comment: XXX Investor acknowledged exception.	CRED XXX - Minimum Number of Tradelines is less than X - Missing exception for BX not meeting minimum of X tradelines. Guidelines require X tradelines for borrowers who contribute income or assets. BX has only X tradeline opened XXX with a high credit of XXX and a balance of XXX. - XXX Lender provided clarification on tradeline requirements. Per guides, spouse may satisfy tradeline requirements.

CRED XXX Credit Documentation is Insufficient - Missing xxx Used to Qualify Disclosure signed at closing per guidelines on page XXX. - XXX Client provided signed borrower affirmation

CRED XXX Missing Employment doc xxx - Missing VVOE for BX from XXX XXX.  Missing verification of prior employments for BX for :(X)XXX XXX XXX XXX-XXX to XXX per XXX; (X) XXX XXX XXX-XXX to XXX per XXX.  Missing LOE for gap of employment XXX to XXX start date for current employer.  If any other gaps in dates greater than XXX days are discovered, need LOE gap for that also. - XXX client provided documentation and response.

XXX	2023050421	xxx	1	1	1	1				Verified reserves - Verified Reserves of XXXmo.; Low DTI - Low DTI, borrower has <XXX verified DTI.;			CRED XXX Missing on non-subject property - Missing xxx on non-subject property- Missing xxx for XXX XXX - XXX Lender provided a copy of the PCCD for XXX
XXX	2023050429	xxx	1	1	1	1				Verified reserves - X month reserve requirement equals XXX/ verified XXX months reserves; Low DTI - X.XXX, maximum XXX allowed.; Verified employment history - Over XXX years same S/E business; Verified credit history - XXX credit score, minimum XXX allowed.;
XXX	2023050422	xxx	1	1	1	1				Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified credit history - XXX; Verified reserves - XXX months reserves, minimum X months required.;			APRV XXX Missing Loan Approval Date - XXX & XXX worksheet not dated. - XXX Lender provided a screenshot from their LOS. Loan was approved XXX.
XXX	2023050423	xxx	1	1	1	1				Verified reserves - X months reserve requirements plus additional X financed reo is X months required XXX months verified when only X required.; Verified credit history - Borrower has qualifying FICO XXX with good payment history. ; Low LTV/CLTV/HCLTV - LTV is XXX on refinance transaction;
XXX	2023050430	xxx	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX, maximum XXX allowed.; Verified reserves - XXX months reserves, minimum X months required.; Verified credit history - XXX credit score, minimum XXX allowed.;
XXX	2023050446	xxx	1	1	1	1				Verified credit history - FICO XXX;
XXX	2023050447	xxx	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is XXX.; Verified ownership of subject property - Borrower has owned subject since XXX+ years per title.;
XXX	2023050445	xxx	1	1	1	1				Verified reserves - XXX months reserves, minimum X months required.; Verified housing payment history - XXX months VOM.; Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX ltv allowed.;
XXX	2023050448	xxx	2	2	1	1	Verified reserves - XXX months reserves, minimum X months required.; Established Landlord history - Borrower has established landlord history with XXX years.;	CRED XXX Credit Score (FICO) exception - Lender approved exception for LTV > XXX with <XXX FICO or better (XXX LTV, XXX mid FICO)on page XXX. Lender compensating factors: X months personal reserves not considering cash-out proceeds for additional XXX months. , Client Comment: EVX Lender approved XXX point credit score exception for LTV >XXX. The following compensating factors were cited within the approval: XXX years credit depth, X year mortgage history XXX, X months liquid reserves, not including the XXX months reserves from cash out proceeds.

NOTE: Property is leased at XXX per month. Lender used the lower monthly rental income from form XXX of XXX.	CRED XXX Missing or Incomplete XXX-T/XXX-C - DS

APRV XXX Missing xxxDate - XXX and XXX worksheet not dated. - XXX Lender provided a copy of the Loan Approval and XXX.

CRED XXX  is Insufficient - Lease for XXX E XXX for minimum XXX not located in loan file. - XXX Lender provided a copy of XXX. Lease agreement.  XXX monthly lease payment.

XXX	2023050452	xxx	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV XXX, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum XXX months required.; Verified credit history - XXX credit scores, minimum XXX required.;	APRV XXX Missing xxx Date - XXX: Exception remains - lender provided analysis; however, was not dated or signed.

XXX & Bank Statement analysis not dated. - XXX Investor acknowledged exception.  Ok to clear with final XXX in file.

APPR XXX Missing xxx - Appraisal is missing the last sale price as evidenced by the grant deed from XXX to XXX, XXX recorded on XXX on pg XXX of file. - XXXLast transfer was deed only between borrower and borrower's entity. No sale occurred.

XXX	2023050454	xxx	2	1	2	1				Verified reserves - xxx Months of liquid reserves X months were required.; Low LTV/CLTV/HCLTV - LTV/CLTV XXX ;	COMP XXX Missing xxx - ABD not in file. Per facts disclosure, pXXX, borrower does have affiliates. CD does not indicate payments to affiliates., Client Comment: EVX ABD not in file. FACTS disclosure indicates affiliates, but were not paid on CD.		APRV XXX Missing Underwriter Loan Approval - Loan approval was not in the file; XXX pg XXX - XXX Received Loan Approval.
XXX	2023050456	xxx	2	2	2	1	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX DTI; Verified reserves - XXX months reserves;	COMP XXX Missing xxx - Missing xxx. Verified affiliates per FACTS disclosure p. XXX. Per final CD no affiliates were paid fees in this transaction p XXX.

, Client Comment: EVX Missing xxx. Verified affiliates per FACTS disclosure p. XXX. Per final CD no affiliates were paid fees in this transaction p XXX.

GIDE XXX Guideline Exception(s) - Per xxx guides, X year xxx required. Payment shock XXX when DTI > XXX. Guideline exception for less than X year history self-employment and payment shock > XXX. pg XXX, Client Comment: EVX Lender exception in file. Client approved.	TRID xxx Sent Method Not In Person and No Received Date - The xxx was provided on (XXX) via (XXX Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is xxx business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (XXX CFR XXX(f)(X)(ii)(A)); XXX(f)(X)(iii)) - XXX Lender provided a copy of the e-consent which indicated borrower received and eSigned the CD on XXX.

TRID XXX Last Loan Estimate Sent Method Not In Person and No Received Date - A revised Loan Estimate was provided on (XXX) via (XXX Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XXX). (XXX CFR XXX(e)(X)(ii)) - XXX Lender provided a copy of the e-sign consent which indicates the borrower received and signed revised LE on XXX.

APRV XXX Missing xxx Approval - Loan approval missing from file; XXX in file - XXX Investor acknowledged exception.  Ok to clear with final XXX in file.

TRID XXX Initial CD Received Date is < X business days prior to Consummation Date - The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XXX CFR XXX(f)(X)(ii)(A)); XXX(f)(X)(iii)) - XXX Lender provided a copy of the e-consent which indicated borrower received and eSigned the CD on XXX.

TRID XXX Intent To Proceed Date < xxx Received Date - The date the consumer indicated an intent to proceed with a transaction (XXX) is before the date the consumer received the Loan Estimate (XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (XXX CFR XXX(e)(X)(i)(A)) - XXX Acknowledgment of intent to proceed on XXX. Borrower signed LE dated XXX p.XXX.

TRID XXX Estimated Property Costs over Year X Are Not Accurate - Remove: Disclosed XXX, Calculated XXX - Remove: Disclosed XXX, Calculated XXX

XXX	2023050440	xxx	1	1	1	1				Low LTV/CLTV/HCLTV - XXX LTV; Verified reserves - XXX months verified reserves; X months required;
XXX	2023050450	xxx	1	1	1	1				Verified reserves - XXX mos reserves, minimum X mos required.; Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX ltv allowed.; Verified credit history - XXX credit score, minimum XXX required.;
XXX	2023050441	xxx	1	1	1	1				Low DTI - Verified DTI of XXX with XXX allowable per guidelines. ; Verified reserves - Borrower hs XXXmo verified reserves, post-closing with Xmo required. ;			APRV XXX Missing Underwriter Loan Approval - Lender approval not provided in file. XXX present pXXX. - XXX Lender provided a copy of the loan approval.
XXX	2023050442	xxx	1	1	1	1	Verified credit history - Good FICO XXX, min is XXX; Verified employment history - Although XXX loan- borrower managing member of XXX Business of company older than XXX years;	GIDE XXX Guideline Exception(s) - Lender Exception Pg XXX- Loan is closing in LLC. Per guidelines, guarantor must be XXXX owner of entity for cash-out refinance. Borrower owns less than XXXX (owns XXXX) and is managing member. - XXX Lender exception in file for Cash out closing in LLC. borrower must own XXXX to meet seasoning requirement. Exception Request Cash out, with Closing in LLC. Borrower owns XXXX and is managing member.

XXX	2023050455	xxx	2	1	2	1	Verified credit history - XXX credit score, minimum XXX required.;	COMP XXX Missing xxx - Facts Disclosure, p XXX, indicates the lender does have affiliates. CD does not indicate that payments were made to any of the affiliates., Client Comment: EvX - No ABD in file. FACTS Disclosure indicates affiliates but no indication of payments made to affiliates on final CD.	TRID XXX Missing xxx and a valid xxx for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in the appraisal fee on CD XXX in the amount of XXX. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXX CFR XXX(e)(X); XXX CFR XXX(e)(X); XXX CFR XXX(f)(X)(v)). - XXX: Received COC for appraisal fee increase. Exception cleared.

XXX	2023050437	xxx	1	1	1	1				Verified reserves - XXX months reserves verified; xxx mos required subject.; Low DTI - XXX DTI; max XXX;
XXX	2023050431	xxx	1	1	1	1	Low DTI - Borrower has <XXX DTI.; Verified credit history - Borrower has FICO XXX with XXX minim required for program and LTV.; Verified reserves - Borrower has XXXmo verified reserves;	CRED XXX Missing xxx is free and clear of debt/liens - REO property XXX XXX is listed as free/clear on XXX. No property profile or other documentation provided in file to validate. - XXX Lender provided a copy of the property profile.

CRED XXX Missing xxx and / or xxx - Verification of property tax obligation not provided for following properties: XXX XXX, and XXX XXX Subject to re-verification of DTI. - XXX Lender provided a copy of the tax information.

XXX	2023050449	xxx	1	1	1	1	Verified credit history - XXX credit score, minimum XXX required.; Verified reserves - XXX months of reserves, minimum X mos required.;	CRED XXX Missing xxx on non-subject property - Missing terms of financing and cash required to close for non-subject propoerty located at XXX XXX. - XXX: Lender provided CD and note for XXX XXX

DEED XXX All title holders did not execute the xxx - Missing xxx  - XXX: lender provided executed xxx.

NMLS XXX Nxxx (Individual) ID is missing from Security Instrument (XXX CFR XXX(g)(X-X)) - Missing xxx  - Lender provided xxx

APRV XXX Missing Loan Approval Date - XXX & XXX worksheet not dated. - XXX: lender provided loan approval

COLL XXX APN Number is not listed on Security Instrument - Missing xxx  - Lender provided xxx

DEED XXX Missing xxx - Missing xxx  - Lender provided xxx

NMLS XXX NMLS Loan Originator Company ID is missing from Security Instrument (XXX CFR XXX(g)(X-X)) - Missing xxx  - Lender provided xxx

XXX	2023050453	xxx	1	1	1	1	Verified reserves - XXX months of liquid reserves, minimum XXX mos required.; Verified credit history - Solid credit XXX yrs depth, XXX year of mortgage history ;	COLL XXX APN Number is not listed on Security Instrument - Missing xxx - XXX: Lender provided xxx with APN listed

GIDE XXX Guideline Exception(s) - Subject XXX = XXX, minimum XXX of XXX required for subject ltv of XXXX.  Lender approved exception due to: solid credit depth of XXX yrs, X yrs mtg history XXX, experienced investor, > XXX months reserves. - XXX: Client provided approved Lender exception

NMLS XXX NMLS Loan Originator Company ID is missing from Security Instrument (XXX CFR XXX(g)(X-X)) - Missing xxx  - XXX Lender provided executed xxx

CRED XXX Missing xxx on non-subject property - Missing terms of financing and cash required to close for non-subject propoerty located at XXX XXX XX. - XXX: Lender provided CD.

DEED XXX Missing xxx - Legal description (Exhibit A) was missing from the xxx. Document provided is schedule A from the title co - XXX xxx includes APN.  Finding cleared.

DEED XXX Missing xxx - Missing xxx  - XXX: Lender provided executed xxx

NMLS XXX NMLS Loan Originator (Individual) ID is missing from Security Instrument (XXX CFR XXX(g)(X-X)) - Missing xxx - XXX Lender provided executed xxx

APPR XXX Collateral Underwriter was submitted with differing comparable properties than the original appraisal. - REMOVE

XXX	2023050433	xxx	2	1	2	1				Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Established credit history - Oldest tradeline XXX; Low DTI - XXX DTI max XXX;	COMP XXX Missing Affiliated Business Disclosure - ABD Missing. FACTS disclosure in file, p.XXX with affiliates disclosed. CD, p.XXX does not indicate fees paid to affiliates., Client Comment: EVX ABD Missing. FACTS disclosure in file, p.XXX with affiliates disclosed. CD, p.XXX does not indicate fees paid to affiliates.		APRV XXX Missing Underwriter Loan Approval - Loan approval was missing from the file; XXX pg XXX - XXX Lender provided a copy of the loan approval.
XXX	2023050438	xxx	2	2	1	1				Low LTV/CLTV/HCLTV - Refinance LTV is <XXX which is less than guidelines of XXX.; Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. XXX coverage is XXX on subject.;	GIDE XXX Guideline Exception(s) - Guidelines limit number of xxxwith lender at X. Borrower has X total financed properties with lender. Approved exception pXXX., Client Comment: EVX - Lender approved exception pX.		APRV XXX Missing Loan Approval Date - XXX only provided. No lender approval with approval and expiration dates. - XXX Client response that XXX matched XXX and was sufficient for approval
XXX	2023050434	xxx	2	2	1	1				Low LTV/CLTV/HCLTV - Refinance is at XXX LTV which is less than guidelines of XXX per matrix.; Established Landlord history - Borrower has X total REO'S with established ownership and good mortgage payment history. XXX coverage is XXX on subject.;	GIDE XXX Guideline Exception(s) - Guidelines limit number of xxx with lender at X. Borrower has X total financed properties with lender. Approved exception pXXX., Client Comment: EVX - Lender approved exception pXXX.		APRV XXX Missing Loan Approval Date - XXX only provided. No lender approval with approval and expiration dates provided in file. - XXX Lender provided dated approval.
XXX	2023050439	xxx	2	2	1	1	Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. XXX coverage is XXX on subject.; Low LTV/CLTV/HCLTV - Refinance is at XXX LTV which is less than guidelines of XXX per matrix.;	GIDE XXX Guideline Exception(s) - Guidelines limit number of xxx with lender at X. Borrower has X total financed properties with lender. Approved exception pXXX., Client Comment: EVX - Approved lender exception pXXX.	DEED XXX Missing Legal Description on xxx/xxx - Legal Description attached to xxx pXXX is blank. - XXX: Client provided legal (Exhibit A) description

APRV XXX Missing Loan Approval Date - XXX only provided. No lender approval with approval and expiration dates provided in file. - XXX Client response that file was manually UW per NQM investor guidelines and XXX sufficient for loan approval.

XXX	2023050435	xxx	2	2	1	1	Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. XXX coverage is X.XXX on subject.; Low LTV/CLTV/HCLTV - Refinance is at XXX LTV which is less than guidelines of XXX per matrix.;	GIDE XXX Guideline Exception(s) - Guidelines limit number of xxx with lender at X. Borrower has X total financed properties with lender. Approved exception pXXX., Client Comment: EVX - Lender approved exception pXXX.

APP XXX Discrepancy between XXX and documentation stated and/or verified in file - Subject property taxes verified at XXX/mo per tax cert pXXX. Lender used XXX/mo property taxes. UTD source of lender figure. Lender approved XXX is XXX. Review verified XXX XXX., Client Comment: XXX Investor acknowledged exception.

											APRV XXX Missing Loan Approval Date - XXX only provided. No lender approval with approval and expiration dates provided in file., Client Comment: XXX Investor acknowledged exception.
XXX	2023050443	xxx	2	2	1	1				Low LTV/CLTV/HCLTV - Refinance is at XXX LTV which is less than guidelines of XXX per matrix.; Established Landlord history - Borrower has X total REO's with established ownership and good mortgage payment history. XXX coverage is XXX on subject.;	GIDE XXX Guideline Exception(s) - Guidelines limit number of xxx with lender at X. Borrower has X total financed properties with lender. Approved exception pXXX., Client Comment: EVX - Lender approved exception pXXX.		APRV XXX Missing Loan Approval Date - XXX only provided. No lender approval with approval and expiration dates provided in file. - XXX Lender provided conditional approval
XXX	2023050451	xxx	1	1	1	1				Verified reserves - XXX months reserves verified; xxx months reserves subject required.; Low LTV/CLTV/HCLTV - XXX LTV;
XXX	2023050432	xxx	1	1	1	1				Verified reserves - XXX months verified reserves; xxx months subject required; Low LTV/CLTV/HCLTV - XXX LTV;
XXX	2023050457	xxx	1	1	1	1				Verified reserves - Borrower has over XXX months verified reserves; Established Landlord history - Borrower has over XXX years of established Landlord history;
XXX	2023050458	xxx	1	1	1	1	Verified reserves - XXX months, minimum XXX months requried.; Low LTV/CLTV/HCLTV - XXX, maximum XXX eligible.;	APRV XXX Underwriting Loan Approval is Deficient - Missing loan approval. - XXX - Lender provided explanation addressing loan approval. Client requested exception for missing lender approval; however XXX matches final XXX and guidelines do not request separate approval. Exception cleared.

XXX	2023050459	xxx	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV XXX, maximum XXX allowed ; Verified credit history - Mortgage history XXX ;	APRV XXX Missing Loan Approval Date - XXX & XXX worksheet not dated. - XXX Lender provided response indicating loan was underwritten based on Non-QM Investor guides and per guides loan approval was not required; XXX was in the file.

XXX	2023050436	xxx	1	1	1	1	Low LTV/CLTV/HCLTV - Loan is <XXX LTV which is XXX lower than XXX allowable per program matrix. ; Verified credit history - Borrower has qualifying FICO of XXX with min XXX required for LTV and loan amount. ; Verified employment history - Borrower has over XXX years verified s/e business;	APRV XXX Missing Underwriter Loan Approval - Lender approval not provided in file. XXX present pX. - XXX Lender provided response indicating loan was underwritten based on Non-QM Investor guides and per guides loan approval was not required; XXX was in the file.

XXX	2023050444	xxx	1	1	1	1				Verified reserves - X Months liquid reserves, min xxx months requires. ; Verified credit history - XXX credit score, min XXX allowed.;			APRV XXX Missing Loan Approval Date - XXX & XXX worksheet not dated. - XXX Investor acknowledged exception. Ok to clear with final XXX in file.
XXX	2023050516	xxx	1	1	1	1				Verified reserves - XXX Months of liquid reserved only X months required. ; Verified credit history - Fico XXX. XXX points above the minimum required XXX ;			FLOOD XXX Missing xxx. - Missing xxx - Lender provided
XXX	2023050518	xxx	2	2	1	1	Verified housing payment history - MR-XXX,MR-XXX, MR-XXX with XXX; Verified reserves - XXX months reserves verified; X months required.;	GIDE XXX Guideline Exception(s) - Guideline exception for borrowers greater than X. Lender exception for X borrowers in file., Client Comment: EVX Lender exception in file

											CRED XXX LTV Exceeds Max Allowed - Max LTV is XXX for loan amount XXX per XXX XXX XXX XXX Matrices XXX. Subject transaction LTV is XXX., Compensating Factors: Verified housing payment history (Mortgage history and depth - MR-XXX,MR-XXX, MR-XXX with XXX), Verified reserves (Borrower has XXX months of verified reserves.)
XXX	2023050523	xxx	2	2	1	1				Low DTI - XXX DTI; max is XXX; Verified reserves - XXX months verified; X months required on subject.;	GIDE XXX Guideline Exception(s) - Guideline exception for subject located in a xxx. Lender exception in file; comp factors DTI;BWR contribution exceeds XXX; XXX months reserves (X months were required., Client Comment: EVX Lender exception in file		TRID XXX xxx or xxx is Deficient - Missing page X of LE issued XXX. - XXX: Received complete copy of xxx issued XXX. Exception cleared.
XXX	2023050519	xxx	2	2	1	1				Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX ltv allowed.; Verified credit history - XXX credit score, minimum XXX required.;	APP XXX Discrepancy between XXX and documentation stated and/or verified in file - Loan file reflects real estate owned for properties at XXX & XXX that are not listed on the schedule of REO on the XXX per Drive report., Client Comment: Client Acknowledge Exception
XXX	2023050521	xxx	1	1	1	1	Verified credit history - FICO XXX minimum XXX;	CRED XXX Insufficient Verified Reserves (Number of Months) - Guidelines required X months reserves. No reserves evidenced. - XXX Lender to provide a copy of the closing statement for XXX. Bank Statement in file reflects outgoing wire to close.

CRED XXX Insufficient Verified Funds to Close - Insufficient verified funds to close.  Per the final CD, the borrower was required to bring XXX cash-to-close.  The loan file evidences X accounts with XXX totaling XXX and XXX of the XXX EMD verified.   - XXX Lender to provide a copy of the closing statement for XXX.  Bank Statement in file reflects outgoing wire to close.

HUD XXX Missing xxx - Missing evidence of the xxx., Client Comment: EVX No Assignee liability. - XXX: Received copy of Seller CD. Exception cleared.

NOTE XXX Borrowers from Data Tape do not match Borrowers on the Note - The tape date did not reflect the middle name. Per the note p.X, the note was signed with a middle name. - Cleared. Exception made in error.

XXX	2023050520	xxx	2	2	2	1	Verified credit history - Borrower has XXX qualifying fico with minimum XXX per program matrix. ; Low DTI - Max DTI XXX, Borrower calculated DTI is XXX.;	CRED XXX xxx is Insufficient - Per guidelines, asset documentation to include XXXmo most recent statements on depository statements. Additionally, XXXmo P&L Alt Doc program requires XXXmo accompanying business statements. File includes Xmo statement for accounts used in income and asset qualification., Client Comment: EVX Investor approved exception for asset verification of X month vs. X required.

											TRID XXX Estimated Property Costs over Year X Are Not Accurate - Disclosed Amount = XXX. Calculated Amount = XXX based on property taxes of XXX of purchase price and hazard insurance on page XXX. , Client Comment: Non-escrowed loan, level X exception.		APP XXX Missing Borrower xxx in xxx - XXX XXX TRID XXX Missing valid xxx - Missing xxx for xxx XXX pg XXX - XXX: Received copy of COC. Exception cleared.
XXX	2023050522	xxx	1	1	1	1	Low DTI - Borrower has X.XXX DTI for subject transaction with XXX permitted per guides. ; Low LTV/CLTV/HCLTV - Loan is at XXX LTV for subject transaction with XXX Max permitted. ;	TRID XXX Missing valid xxx - Missing COC for LE issued XXX. Rate Locked. See page XXX - XXX: Received copy of COC dated XXX. Exception cleared.

HAZ XXX xxx Amount is Insufficient -xxx of XXX with extended replacement cost to XXX does not cover loan amount of $XXXm. No Replacement Cost Estimator provided to support limited coverage.  - XXX Lender provided new policy with coverage to XXX. Appraisal indicates cost to build new at XXX. New HOI policy is sufficient.

XXX	2023050524	xxx	1	1	1	1				Verified reserves - Borrower has XXX Months of verified reserves post-closing with XXX months required per GL. ;
XXX	2023050526	xxx	1	1	1	1	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;	CRED XXX Income Documentation is Insufficient - Lease iao XXX/mo for Unit XXX is not provided in file as stated on XXX. This has been excluded for review purposes with a resulting DTI of XXX. Subject to reverification of final DTI. - Rental income for this property has been excluded and DTI is XXX.

XXX	2023050517	xxx	2	2	2	1	Verified housing payment history - Borrower has XXX qualifying FICO with XXXmo mortgage history reporting XXX; Low LTV/CLTV/HCLTV - Max LTV XXX percent. Approval DTI XXX percent which is XXX percent lower than guidelines. ;	TRID XXX Missing xxx and a valid xxx for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed xxx - The amounts disclosed on the last xxx for the following fee(s) have increased above the amount disclosed on the xxx sent on XXX: Electronic Document Delivery Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXX CFR XXX(e)(X); XXX CFR XXX(e)(X); XXX CFR XXX(f)(X)(v))., Client Comment: XXX: Received copy of PCCD issued XXX showing Electronic Document Fee in Section C. EVX for post-close cure within XXX days of discovery.

CRED XXX Missing xxx payment on non-subject property - REVISED exception CRED XXX: Annual premium cost not documented in file.  Subject to reverification of xxx and subsequent DTI. , Compensating Factors: Verified housing payment history (Diligence reviewer used Lender stated XXX per month and is included in XXX DTI. Borrower has XXX qualifying FICO with XXXmo mortgage history reporting XXX)

TRID XXX Missing LE due to Rate Lock - COC dated XXX (pg. XXX) says Rate Locked. Corresponding LE not in file., Client Comment: Client: EVX Non-Material no assignee liability	DEED XXX All title holders did not execute the xxx/xxx - Additional party noted as joint owner on title commitment is not listed on closing documents. Verification of deed removing party, or updated closing documents needed with non-borrowing party signatures is needed. - XXX Lender provided final title policy with Xrd party removed. Final title is vested in borrower name only.

XXX	2023050525	xxx	1	1	1	1	Low LTV/CLTV/HCLTV - Refinance transaction is <XXX LTV.; Verified reserves - Borrower has over XXXmo verified reserves post-closing.;	COLL XXX APN Number is not listed on Security Instrument - No APN / PIN number disclosed on xxx. - XXX Exhibit A in file.

INS XXX Missing Sufficient xxx - xxx provided pXXX is expired XXX prior to closing date XXX. No renewal policy provided.  - XXX Lender provided a copy of the insurance.

XXX	2023050462	xxx	1	1	1	1	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;	Property is a XXX-and- a PUD. HOA dues added.	DEED XXX Missing xxx Rider - Missing xxx Rider to the xxx Per appraisal subject is a X unit property in a PUD with yearly HOA Fees. - XXX - Received an Affidavit of Scrivener's error adding the missing PUD Rider to the xxx and to change the Tenancy from "Tenants in Common" to "Joint Tenants".
*Exception Cleared.

COLL XXX xxxand/orxxx do not match security instrument - The APN listed on the appraisal is RXXX. APN on the Deed and title report reflects XXX. - Lender provided explanation on the APN Variance.  The Deed reflects the alternate APN and the appraisal reflects the actual APN.

XXX	2023050463	xxx	1	1	1	1	Verified reserves - Borrower has XXX months reserves verified with X months required per matrix. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum.;	APP XXX Missing xxx - Section X of XXX does not list Taxes and Insurance obligation for all REO's. Statements provided indicate these properties are not escrowed. - XXX The guidelines require X month PITIA for each additional financed property. PITIA calculated using the actual xxx payment (PITIA) of the "other" property for each additional property. Alternatively, the following methodology may be used: X-X owned, financed properties: XXX of the aggregate unpaid principal balance of oxxx, xxx etc.

Lender provided explanation as to why the taxes and insurance were not listed on the XXX.  Lender used XXX of the aggregate unpaid principal balance of outstanding xxx xxx etc. for xxx

XXX	2023050464	xxx	1	1	1	1				Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;
XXX	2023050460	xxx	1	1	1	1	Low LTV/CLTV/HCLTV - Refinance LTV is XXX.; Verified reserves - Borrower has XXXmo verified reserves post-closing, which exceeds Xmo required reserves.;	CRED XXX Missing xxxand/or xxx - Provide Proof paid both Case FCMXXX p.XXX and Case FCMXXX p.XXX, or signed non-identity affidavit from title. - XXX Cleared lender provided copy of xxx dated XXX reflecting judgements were cleared and copy of Final Short Form Title Policy reflecting Xst lien position.

XXX	2023050465	xxx	1	1	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceed XXX minimum requirements and also has XXXmo mortgage history with XXX.; Low LTV/CLTV/HCLTV - Refinance LTV is XXX.;	APP XXX Discrepancy between XXX and documentation stated and/or verified in file - XXX to be updated with calculated income and DTI per lender worksheet. Worksheet provided with these figures is on pXXX; however, is for different property address with borrower. Updated worksheet and corresponding XXX needed. - XXX Cleared Lender provided the following statement: DTI will not print on XXX because income is not required to be entered on the XXX program. Per NQM Asset Qualification Program employment and income are not required to be disclosed on the XXX loan application. NQM Asset Qualification worksheet provided.

XXX XXX Missing xxx for rental properties on Schedule E - Lease agreement for XXX XXX XXX month is not provided in file. Review income used per history p.XXX Lender provided a copy of the lease agreements.

XXX	2023050461	xxx	2	1	2	1	Low LTV/CLTV/HCLTV - Max LTV XXX. Approval LTV XXX which is XXX lower than guidelines permit.;	COMP XXX Missing Affiliated Business Disclosure - Missing lender XXX. FACTS Disclosure XXX shows no affiliates. Final CD XXX does not use affiliates. , Client Comment: EVX Missing lender XXX. FACTS Disclosure pXXX shows no affiliates. Final CD XXX does not use affiliates.	APP XXX Discrepancy between XXX and documentation stated and/or verified in file - XXX does not include income and DTI calculation as required per Asset Qualification program and as calculated per lender worksheet pXXX. - XXX Per Investor, income not required on XXX. Okay to accept lender asset/income worksheet (pXXX) for verification of DTI calculation.

TRID XXX Missing xxx - Missing xxx for increase in Appraisal Fee on LE issued XXX. - XXX: Received copy of COC dated XXX. Exception cleared.

XXX	2023050506	xxx	2	1	2	1				Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified housing payment history - Borrower is XXX on all mortgages.; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.;	APP XXX Missing Initial XXX Application - Initial XXX Application, executed by borrower, not provided in file., Client Comment: EVX Investor acknowledged exception.	Loan is secured by a blanket portfolio loan with multiple properties. It is not being paid off with this single transaction, but being released with cash-out proceeds from multiple, concurrent transactions. Removing from commercial loan to individual ownership with vesting change as well.
XXX	2023050513	xxx	1	1	1	1	Verified reserves - After Cash out Refinance, Borrower has verified liquid assets in excess of XXXK remaining. Subject loan reserve requirement is XXX (XXX). Excess reserves in the amount of XXX or XXX months.; Conservative use of credit - Per the borrower's credit report in file (pg. XXX), Borrower has minimal outstanding revolving debt and X open/active installment loan also supporting conservative credit use. ;	CRED XXX Unacceptable xxx - XXX indicates a xxx with XXX on REO property. No xxxs reporting on credit nor provided in file. xxx or other documentation needed to support acceptable housing history per guideline requirements. - XXX Lender provided Note from transaction. First payment due XXX. Subject transaction closed XXX and first payment is not yet due. No payment history yet available.

XXX	2023050512	xxx	2	2	1	1	Verified reserves - X months required/ XXX months verified; Low LTV/CLTV/HCLTV - XXX Max LTV/ Subject LTV XXX;	DEED XXX xxx is not Recorded - Missing copy of lenders closing instructions to the title company/closing agent. xxx is not Recorded., Client Comment: Investor Acknowledged Exception	CRED XXX Missing xxx - Missing documentation showing the xxx is currently licensed in California as required by the Alt P&L guideline. Missing CPA attestation that CPA has prepared borrower's most recent tax returns. - XXX Cleared lender provided printout form XXX Council showing preparer of P&L is actively licensed in the state.

XXX	2023050507	xxx	1	1	1	1				Low DTI - Low XXX DTI for xst time homebuyer with XXX LTV when max allowed is XXX. ; Verified credit history - Borrower credit score is XXX with minimum required of XXX. Exceeds by XXX points. Prior rental history is paid XXX per the VOR (pg.XXX) for XXX months. ;
XXX	2023050508	xxx	1	1	1	1	Verified reserves - Guidelines require X months reserves. Borrower has XXX months reserves remaining. ; Low DTI - Borrower DTI XXX with max allowed per guides up to XXX.; Verified housing payment history - XXX months verified mortgage history per credit report paid XXX. ;	CRED XXX Missing xxx on non-subject property - Missing proof of XXX xxx dues lender included in the subject xxx Appraisal does not reflect subject has an HOA, no does Title confirm. - XXX Lender provided corrected XXX removing HOA pmt.

XXX	2023050509	xxx	2	2	2	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per eXperienced Investor guidelines. ;	APP XXX Missing Initial XXX Application - Initial XXX Application, executed by borrower, not provided in file., Client Comment: Cleared per client acknowledgement; Okay to proceed with undated XXX.

											GIDE XXX Guideline Exception(s) - Per eResi XXX credit guidelines, section XXX, cash-back used to cover required reserves will be reviewed on exception basis only. No personal assets provided and cash proceeds have been used on transaction. Lender approved exception needed., Client Comment: EVX Investor Acknowledged Exception. Cash-out results in XXX months of reserves.
XXX	2023050538	xxx	1	1	1	1				Verified credit history - Fico XXX. XXX points above the minimum required for this loan characteristic. ; Low DTI - Review XXX, Max XXX.;			TRID XXX Missing valid xxx - Missing xxx for Rate Lock on Loan Estimate XXX pg XXX - XXX: Received copy of COC. Exception cleared.
XXX	2023050332	xxx	1	1	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per XXX.X pXXX guidelines. ; Low DTI - XXX DTI is significantly lower than the standard guideline requirement of XXX per XXX XXX XXX pXXX ;	CRED XXX xxx Documentation is Insufficient - Per guides X months bank statements required for reserves and a minimum of X months reserves from personal funds required. Per XXX borrower has a checking account with XXX in assets, but no documentation provided. - XXX - Lender provided X months personal bank statements for checking account from a different account to support X months reserves. *Exception cleared.

XXX	2023050333	xxx	2	2	1	2	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX per the bank statements (pg. XXX, pg. XXX pg. ,XXX) and final CD (pg. XXX); Verified credit history - Borrower's credit report in file (pg. XXX) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history.;	APPR XXX Missing Third Party Appraisal Review - Missing xxx to support value of XXX. (No SSR score returned for non-UAD form type).

CDA ordered XXX. , Client Comment: EVX for post-close CDA that supports value with X variance.

CRED XXX LTV Exceeds Max Allowed - First time investor program requires a LTV XXX maximum per XXX Investment Guideline XXX pg.XXX, Sec XXX., Client Comment: EVX Investor approved exception.	APRV XXX Missingxxx Loan Approval - Missing loan approval, Lender XXX pg.XXX - Lender XXX pg.XXX

CRED XXX Unacceptable xxx - Missing XXX month verifiedxxx for first time investor as required by XXX Investment Guide XXX pg.XXX, Sec XXX. - XXX Lender provided credit supplement showing previous xxx history to complete XXXmo requirement.

XXX	2023050309	xxx	2	2	1	1	Established credit history - Borrower's credit report in file (pg.XXX) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX.;	CRED XXX Insufficient verified reserves - Per guidelines, XXX-month reserves are required for XXX <XXX which is XXX. Verified reserves are XXX after funds-to-close, which results in borrower being XXX short on reserves. Lender approved XXX >XXX using market rents XXX; however, appraisal documents actual rents as XXX, which is used in review. , Client Comment: EVX Investor acknowledged exception.	GIDE XXX Guideline Exception(s) - Per xxx Credit Guidelines vXXX, section XXX.X and XXX.X, properties owned less than Xmo are acceptable for borrowers recouping cash investment and property must be documented free/clear. Loan does not meet delayed financing requirements per guidelines as property was purchased with debt. Subject lien is paying off unseasoned xxx lien and is subject to recapture. - XXX Updated as rate/term permitted with no cash-out to borrower. Lender has documented improvements to support higher appraised value.

CRED XXX Seasoning Issue LTV Calculated from Appraisal Value - Maximum allowed LTV is XXXX for XXX purchase. Actual LTV is XXX. Borrower purchased property <Xmo prior to Note. Additionally, property is noted as CX condition with no noted improvements; therefore, previous sales price used for LTV calculations per FNMA guides.  - XXX - Lender provided receipts for flooring, paint, electrical, and plumbing totaling >XXXk. Following guides, lower of original purchase price plus improvements -or- appraised value to be used. With verified receipts, appraised value is lower than improvements. Edited file to use XXXk value and cleared exception.

XXX	2023050334	xxx	2	1	2	2	Verified reserves - XXX XXX -pXXX- requires X months reserves for Grade A+, X for LTV, and X more for FTHB- XXX total XXX/ borrower has XXX reserves verified post close which exceeds the guideline requirement.; Verified credit history - XXX XXX pXXX- requires minimum fico of XXX- borrowers fico is XXX.;	PROP XXX Property Type is prohibited - Appraisal lists property type as Rural, which is ineligible per XXX guides. Lender exception request pXXX provided referencing close proximity to comparables., Client Comment: EVX Investor approved exception based on file comp factors: Verified reserves - XXX XXX -pXXX- requires X months reserves for Grade A+, X for LTV, and X more for FTHB- XXX total XXX/ borrower has XXX reserves verified post close which exceeds the guideline requirement.; Verified credit history - XXX XXX pXXX- requires minimum fico of XXX- borrowers fico is.

TRID XXX No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (XXX CFR XXX(g)(X)) - Real Estate Commission not disclosed on borrower's final Closing Disclosure., Client Comment: EVX No assignee liability.	TRID XXX Missing xxx - E-Consent not in file. - XXX: Received copy of e-Consent. Exception cleared.

APPR XXX HPML Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XI of XXX and any implementing regulations as required for HPMLs.--

The loan's (XXXX) APR equals or exceeds the Federal HPML threshold of (XXXX). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXXX).(XXX CFR XXX(a)(X)(i)). - XXX - Received revised appraisal reflecting (pg. XXX) appraiser's affirmation that appraisal prepared in accordance with Title XI of FIRREA and it implementing regulations.
*Exception Cleared.

TRID XXX No proof borrower(s) can receive documents via the electronic method as intended - E-Consent not in file. - XXX: Received copy of e-Consent. Exception cleared.

XXX	2023050335	xxx	2	1	1	2				Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTV/CLTV/HCLTV - Transaction LTV is XXX, which is >XXX lower than allowable LTV of XXX per eligibility table pXXX guidelines. ;	PROP XXX Property Type is prohibited - Rural properties are ineligible per guidelines XXX Guide XXX pXXX. Lender exception note pXXX SUBJECT TO INVESTOR REVIEW AND APPROVAL., Client Comment: EVX Investor approved exception.
XXX	2023050510	xxx	2	1	2	1				Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXXmo reserves post-closing with cash-out proceeds, which exceeds xxx mo required per matrix.;	APP XXX Missing Initial XXX Application - Initial XXX Application, executed by borrower, not provided in file. , Client Comment: Investor Acknowledged Exception for missing initial XXX on business purpose loan.
XXX	2023050471	xxx	2	2	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum for Interest Only Loan Program per matrix.;	CRED XXX Seller Contributions exceed XXX - Seller CD (p. XXX) reflects XXX concessions. Per eRESI Credit Guidelines XXX vXXX, Section XXX Seller Concessions, XXX is the maximum percentage., Client Comment: EVX Investor approved exception.	APRV XXX Underwriting Loan Approval is Deficient - eRESI Lock (p. XXX) dated XXX and Approval (p. XXX) reflect XXX Year Fixed I/O. Note (p. XXX) in file is XXX Year Fixed without an I/O period reflected. - XXX IO Note dated XXX received.

COLL XXX APN Number is not listed on Security Instrument - xxx (p. XXX, XXX) does not include APN Number and "Exhibit A" is not attached. - XXX - Received XXX-pg. copy of recorded xxx including the Exhibit A that includes the APN number.

*Exception Cleared.

CRED XXX Calculated Amortized Term does not match Term of Note - Note (p. XXX) in file is XXX Year Fixed without an I/O period reflected. Amortization Schedule (p. XXX) reflects an I/O period for the first XXX years.

eRESI Lock (p. XXX) dated XXX is for XXX Year Interest Only Product. - XXX IO Note dated XXX received.

HAZ XXX Missing xxx - xxx (p. XXX) shows payment due. Unable to located proof of payment for xxx in loan file. - XXX - Received final disbursement settlement reflecting insurance premium paid at closing.

*Exception cleared.

DEED XXX Missing xxx (p. XXX, XXX) references Attached Legal Description "Exhibit A", "Exhibit A" is not attached. - XXX - Received XXX-pg. copy of recorded xxx including the Exhibit A that includes the legal and APN number.

*Exception Cleared.

HUD XXX Missingxxx-X - Missing xxx. Loan subject to re-verification upon receipt. - XXX xxx received.

XXX	2023050511	xxx	1	1	1	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Verified reserves - Borrower has XXX months reserves post-closing which exceeds xxx months required per matrix.;	TRST XXX Missing Inter xxx - Missing copy of the xxx or xxx (CA). - XXX - Received copy of xxx at closing on XXX. Title supplement in file is dated XXX.

DMND XXX Missing xxx - Missing copies of subject payoffs for  XXX A/# ending in XXX andXXX A/# ending in XXX. Per conditions (p. XXX), a letter from first xxx servicer explaining late charges and a printout of payments made showing no xxx lates was requested because payoff statement showed X missed payments. Unable to locate a copy of the payoff statement or the xxx printout in file.  File does a credit supplement for XXX dated XXX reflecting last payment received XXX next due XXX pg XXX. Supplement for Xnd dated XXX reflects last payment received XXX due XXX pg XXX. (Loan funded/disbursed XXX)  - XXX - Received X separate documents. One is X-pgs, one is X-pgs and one is X-pgs:
X) Credit supplement provided showed Xst lien with XXX due for XXX payment. Also, payoff statement with XXX dated XXX reflecting payment due date of XXX. Total interest calculated to XXX would equal to XXX days of interest. Subject loan disbursed on XXX. Payoff statement interest collected with XXX payment would pay XXX days of prior month's May interest (interest collected in arrears), plus current months interest due, thus Xst lien would be considered as current at time of subject transaction.
X) Received payoff for Xnd. Reflects next due XXX. Subject Note executed on XXX prior to due date and funded on XXX. Credit supplement in file confirms next due for Xnd lien (pg. XXX).
*Exception Cleared. Subject loan would be considered current at time of subject transaction for both Xst and Xnd lien payments.